Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment

Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furniture and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
ReDS ™ demonstration units	Straight-line	33%
Right of use assets	Straight-line	Term of lease